CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and deposits for immediate withdrawal		$ 18,018	$ 8,539
Cash equivalents in USD deposits	[1]		4,001
Cash equivalents in NIS deposits	[2]	75	141
Cash and cash equivalents		$ 18,093	$ 12,681	$ 9,968	$ 5,047

[1]	The deposits bear interest of 1.53% per year, as of December 31, 2017 .
[2]	The deposits bear interest of 0.16% per year, as of December 31, 2018 and 0.01% per year, as of December 31, 2017.